ACQUIRED INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Sep. 30, 2024
ACQUIRED INTANGIBLE ASSETS, NET
Schedule of acquired intangible assets, net

	September 30,
	2023	2024
	RMB	RMB
Technology rights for licensed seeds	72,748	72,748
Distribution network	4,739	4,739
	77,487	77,487
Accumulated amortization	(73,877)	(73,877)
Impairment provision	(3,610)	(3,610)

Acquired intangible assets, net	—	—